UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Courtney R. Taylor

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income Trust®
Investment portfolio

December 31, 2012 unaudited

Bonds, notes & other debt instruments — 90.20%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 83.13%
CONSUMER DISCRETIONARY — 16.20%
MGM Resorts International 6.75% 2013	$ 2,500	$ 2,541
MGM Resorts International 5.875% 2014	70,090	73,244
MGM Resorts International 6.625% 2015	22,975	24,756
MGM Resorts International 6.875% 2016	12,000	12,750
MGM Resorts International 7.50% 2016	36,400	39,221
MGM Resorts International 8.625% 2019[1]	18,620	20,854
MGM Resorts International 6.75% 2020[1]	33,125	33,912
MGM Resorts International 6.625% 2021	35,550	35,594
MGM Resorts International 7.75% 2022	23,200	24,940
Boyd Gaming Corp. 6.75% 2014	31,675	31,675
Boyd Gaming Corp. 7.125% 2016	35,465	34,933
Boyd Gaming Corp. 9.125% 2018	82,070	84,122
Boyd Gaming Corp. 9.00% 2020[1]	50,950	50,441
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	70,900	77,636
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	40,425	43,710
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,838
CCO Holdings LLC and CCO Holdings Capital Corp. 7.375% 2020	23,000	25,645
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	28,175	31,697
EchoStar DBS Corp 7.75% 2015	5,000	5,619
EchoStar DBS Corp 7.125% 2016	7,000	7,875
DISH DBS Corp. 4.625% 2017	95,950	100,508
DISH DBS Corp 7.875% 2019	3,550	4,224
DISH DBS Corp 6.75% 2021	43,490	49,796
DISH DBS Corp. 5.875% 2022	10,775	11,637
DISH DBS Corp. 5.00% 2023[1]	5,000	5,025
Univision Communications Inc., Term Loan B, 4.462% 2017[2,3,4]	116,468	114,785
Univision Communications Inc. 8.50% 2021[1]	31,790	32,982
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	55,500	59,663
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016[1]	20,000	21,500
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[5]	37,745	41,142
Virgin Media Secured Finance PLC 6.50% 2018	7,325	7,920
Virgin Media Finance PLC 8.375% 2019[1]	57,435	65,476
Virgin Media Finance PLC 4.875% 2022	38,850	39,918
Needle Merger Sub Corp. 8.125% 2019[1]	106,855	109,259
Limited Brands, Inc. 5.25% 2014	703	742
Limited Brands, Inc. 8.50% 2019	9,934	12,169
Limited Brands, Inc. 7.00% 2020	18,233	21,059
Limited Brands, Inc. 6.625% 2021	37,460	43,079
Limited Brands, Inc. 5.625% 2022	22,500	24,581
Videotron Ltd. 6.375% 2015	3,720	3,778
Quebecor Media Inc. 7.75% 2016	2,016	2,071
Quebecor Media Inc. 5.75% 2023[1]	87,150	92,270
Revel Entertainment, Term Loan, 8.50% 2015[2,3,4]	6,929	6,790
Revel Entertainment, Term Loan, 10.00% 2015[2,3,4]	32,500	30,225
Revel Entertainment, Term Loan B, 9.00% 2017[2,3,4]	108,437	56,568
Revel AC, Inc. 12.00% 2018[5]	40,649	3,721
Warner Music Group 11.50% 2018	47,650	55,274
Warner Music Group 13.75% 2019	16,975	19,946
Warner Music Group 6.00% 2021[1]	16,100	17,066
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[2,3,4]	3,079	2,997
Toys “R” Us-Delaware, Inc. 7.375% 2016[1]	32,805	33,707
Toys “R” Us Property Co. II, LLC 8.50% 2017	27,475	29,261
Toys “R” Us Property Co. I, LLC 10.75% 2017	1,725	1,867
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[2,3,4]	14,701	13,984
Toys “R” Us, Inc. 7.375% 2018	6,700	6,131
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	83,100	86,943
Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018[2,3,4]	77,945	78,194
Caesars Entertainment Operating Co. 11.25% 2017	26,670	28,704
Caesars Entertainment Operating Co. 9.00% 2020[1]	48,000	48,240
Michaels Stores, Inc., Term Loan B3, 4.813% 2016[2,3,4]	17,346	17,525
Michaels Stores, Inc., Term Loan B2, 4.813% 2016[2,3,4]	5,877	5,938
Michaels Stores, Inc. 7.75% 2018	45,750	50,439
Cinemark USA, Inc. 8.625% 2019	36,250	40,328
Cinemark USA, Inc. 5.125% 2022[1]	29,500	30,016
J.C. Penney Co., Inc. 5.75% 2018	44,748	39,602
J.C. Penney Co., Inc. 5.65% 2020	32,096	28,004
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	26,450	29,426
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	19,300	20,844
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023[1]	10,475	10,711
PETCO Animal Supplies, Inc. 9.25% 2018[1]	53,750	59,931
Royal Caribbean Cruises Ltd. 6.875% 2013	4,000	4,195
Royal Caribbean Cruises Ltd. 11.875% 2015	27,725	33,686
Royal Caribbean Cruises Ltd. 5.25% 2022	20,375	21,648
Burger King Corp 0%/11.00% 2019[1,6]	66,125	56,041
Laureate Education, Inc. 9.25% 2019[1]	52,500	55,125
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 2017[2,3,4]	35,280	35,658
Burlington Coat Factory Warehouse Corp. 10.00% 2019	12,250	13,291
McClatchy Co. 9.00% 2022[1]	46,900	48,131
NCL Corp. Ltd. 11.75% 2016	18,925	21,480
NCL Corp. Ltd. 9.50% 2018	20,875	23,276
Jaguar Land Rover PLC 7.75% 2018[1]	18,960	20,761
Jaguar Land Rover PLC 8.125% 2021[1]	18,725	20,691
Six Flags Entertainment Corp. 5.25% 2021[1]	39,800	39,900
Tousa, Inc. 9.00% 2010[7,8]	22,486	13,559
Tousa, Inc. 9.00% 2010[7,8]	7,325	4,417
Tousa, Inc. 9.25% 2011[1,2,7,8]	36,325	21,904
DineEquity, Inc. 9.50% 2018	29,275	33,410
Mohegan Tribal Gaming Authority 10.50% 2016[1]	19,175	18,983
Mohegan Tribal Gaming Authority 11.00% 2018[1,2,5]	17,875	14,255
Local T.V. Finance LLC 9.25% 2015[1,2,5]	31,914	32,432
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	21,625	24,004
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,903
Marina District Finance Co., Inc. 9.50% 2015	10,000	9,750
Marina District Finance Co., Inc. 9.875% 2018	21,000	20,265
Jarden Corp. 8.00% 2016	23,250	24,819
Academy Sports 9.25% 2019[1]	21,050	23,471
Bon-Ton Department Stores Inc. 10.625% 2017[1]	23,965	23,426
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	22,750	23,034
Cablevision Systems Corp. 7.75% 2018	3,000	3,352
CSC Holdings, Inc. 8.625% 2019	900	1,082
Cablevision Systems Corp. 5.875% 2022	15,150	15,245
Seneca Gaming Corp. 8.25% 2018[1]	17,650	18,709
Cumulus Media Holdings Inc. 7.75% 2019	17,315	17,099
Lamar Media Corp. 7.875% 2018	13,525	15,013
Lamar Media Corp. 5.875% 2022	1,500	1,635
Fox Acquisition LLC, Term-Loan B, 5.50% 2017[2,3,4]	16,035	16,282
UPC Germany GmbH 9.625% 2019	€10,800	16,142
Carmike Cinemas, Inc. 7.375% 2019	$14,000	15,190
National CineMedia, LLC 6.00% 2022	13,550	14,431
Tower Automotive Holdings 10.625% 2017[1]	12,953	14,248
Education Management LLC and Education Management Finance Corp. 8.75% 2014	17,420	14,067
Dynacast International LLC 9.25% 2019	10,950	11,771
Chrysler Group LLC, Term Loan B, 6.00% 2017[2,3,4]	10,579	10,825
LBI Media, Inc. 8.50% 2017[1]	16,443	4,316
LBI Media, Inc. 11.50% 2020[1,2,5,8]	10,447	6,463
Seminole Tribe of Florida 7.804% 2020[1,3]	7,640	7,857
Allison Transmission Holdings, Inc., Term Loan B, 2.71% 2014[2,3,4]	7,162	7,209
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.00% 2018[2,5]	7,174	6,016
Tenneco Inc. 6.875% 2020	4,300	4,703
FCE Bank PLC 7.125% 2013	€3,550	4,697
Tempur-Pedic International Inc. (USA) 6.875% 2020[1]	$ 3,500	3,618
Grupo Televisa, SAB 6.625% 2040	2,500	3,206
Time Warner Cable Inc. 7.50% 2014	750	813
Cox Communications, Inc. 5.45% 2014	124	135
		3,311,608

TELECOMMUNICATION SERVICES — 11.03%
Frontier Communications Corp. 8.25% 2017	125,266	145,309
Frontier Communications Corp. 8.125% 2018	17,151	19,809
Frontier Communications Corp. 8.50% 2020	72,760	84,038
Frontier Communications Corp. 9.25% 2021	55,510	65,363
Frontier Communications Corp. 8.75% 2022	26,632	31,026
Frontier Communications Corp. 7.125% 2023	103,375	109,965
Sprint Nextel Corp. 6.00% 2016	20,000	21,850
Sprint Nextel Corp. 8.375% 2017	83,450	97,428
Sprint Nextel Corp. 9.125% 2017	49,000	57,943
Sprint Nextel Corp. 9.00% 2018[1]	31,150	38,548
Sprint Capital Corp. 6.90% 2019	5,000	5,475
Sprint Nextel Corp. 7.00% 2020	108,500	119,079
Sprint Nextel Corp. 11.50% 2021	39,405	53,739
Sprint Nextel Corp. 6.00% 2022	44,500	45,946
Sprint Capital Corp. 8.75% 2032	4,800	5,892
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[1]	123,930	133,844
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[1]	120,730	130,388
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	16,600	22,867
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[1]	86,930	103,012
Cricket Communications, Inc. 7.75% 2016	178,140	189,496
Cricket Communications, Inc. 7.75% 2020	29,025	29,751
Wind Acquisition SA 11.75% 2017[1]	140,330	147,697
Wind Acquisition SA 7.25% 2018[1]	39,780	40,476
Wind Acquisition SA 7.375% 2018	€21,915	29,469
Digicel Group Ltd. 12.00% 2014[1]	$ 61,825	67,235
Digicel Group Ltd. 12.00% 2014	600	652
Digicel Group Ltd. 10.50% 2018[1]	10,450	11,600
Digicel Group Ltd. 8.25% 2020[1]	46,600	51,493
LightSquared, Term Loan B, 12.00% 2014[3,4,5,7]	144,713	123,368
Vodafone Group PLC, Term Loan B, 6.875% 2015[3,4,5]	60,050	62,002
Vodafone Group PLC, Term Loan B, 6.25% 2016[3,4,5,8]	35,190	36,334
Trilogy International Partners, LLC, 10.25% 2016[1]	92,240	81,632
América Móvil, SAB de CV 5.00% 2020	4,350	5,078
América Móvil, SAB de CV 6.45% 2022	MXN159,000	12,715
América Móvil, SAB de CV 8.46% 2036	65,000	5,562
Level 3 Communications, Inc. 8.125% 2019	$ 4,900	5,365
Level 3 Communications, Inc. 11.875% 2019	15,525	17,970
tw telecom holdings inc. 5.375% 2022[1]	13,600	14,297
SBA Communications Corp. 5.75% 2020[1]	13,325	14,208
Sable International Finance Ltd. 8.75% 2020[1]	5,200	5,980
Syniverse Holdings, Inc. 9.125% 2019	4,600	4,933
Telefónica Emisiones, SAU 6.421% 2016	3,025	3,355
Crown Castle International Corp. 7.125% 2019	1,000	1,110
		2,253,299

INDUSTRIALS — 10.64%
CEVA Group PLC 11.625% 2016[1]	25,205	26,024
CEVA Group PLC 8.375% 2017[1]	46,525	46,292
CEVA Group PLC 11.50% 2018[1]	43,382	36,658
CEVA Group PLC 12.75% 2020[1]	122,000	91,805
Ply Gem Industries, Inc. 9.375% 2017[1]	11,900	12,703
Ply Gem Industries, Inc. 8.25% 2018	151,175	164,025
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	147,567	150,518
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 2013[2,3,4]	27,122	27,540
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.211% 2014[2,3,4]	3,590	1,947
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 2014[2,3,4]	163,487	88,692
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 2014[2,3,4]	25,146	14,208
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015[7]	8,045	724
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5,7]	57,450	5,170
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017[7]	5,075	3
DAE Aviation Holdings, Inc. 11.25% 2015[1]	77,092	79,597
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B 6.25% 2018[2,3,4]	38,436	39,012
DAE Aviation Holdings, Inc., Term Loan B2 6.25% 2018[2,3,4]	17,424	17,686
US Investigations Services, Inc., Term Loan B, 2.961% 2015[2,3,4]	8,907	8,295
US Investigations Services, Inc., Term Loan D, 7.75% 2015[2,3,4]	48,540	48,298
US Investigations Services, Inc. 10.50% 2015[1]	48,330	42,530
US Investigations Services, Inc. 11.75% 2016[1]	20,350	15,364
Nortek Inc. 10.00% 2018[9]	47,735	53,344
Nortek Inc. 8.50% 2021[9]	54,825	61,130
BE Aerospace, Inc. 5.25% 2022	103,270	109,983
TransDigm Inc. 7.75% 2018	36,445	40,499
TransDigm Inc. 5.50% 2020[1]	41,200	43,054
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[2]	51,600	56,435
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[2]	23,500	26,667
Euramax International, Inc. 9.50% 2016	85,615	80,264
Esterline Technologies Corp. 6.625% 2017	21,562	22,263
Esterline Technologies Corp. 7.00% 2020	42,860	47,682
United Air Lines, Inc., Term Loan B, 2.25% 2014[2,3,4]	21,852	21,831
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,7,8]	1,135	—
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	2,370	2,513
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	3,766	3,955
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	2,194	2,265
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	3,907	4,258
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	786	837
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	3,054	3,348
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	9,237	9,520
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	3,286	3,335
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	4,544	4,975
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,440	2,775
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	279	322
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	5,081	5,437
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	37,540	35,381
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	27,575	24,128
Navios Logistics Finance (US) Inc., 9.25% 2019	3,225	3,181
United Rentals, Inc. 7.375% 2020[1]	11,625	12,817
United Rentals, Inc. 7.625% 2022[1]	31,725	35,611
United Rentals, Inc. 6.125% 2023	9,250	9,805
RBS Global, Inc. and Rexnord LLC 8.50% 2018	46,600	50,736
TRAC Intermodal 11.00% 2019[1]	47,275	49,402
ARAMARK Corp. 3.813% 2015[2]	5,375	5,382
ARAMARK Corp. 8.50% 2015	16,875	16,981
ARAMARK Corp. 8.625% 2016[1,2,5]	23,800	24,425
JELD-WEN Escrow Corp. 12.25% 2017[1]	35,250	40,890
Northwest Airlines, Inc., Term Loan B, 3.81% 2013[2,3,4]	5,243	5,178
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 2017[1,3]	7,650	7,994
Northwest Airlines, Inc., Term Loan A, 2.06% 2018[2,3,4]	8,433	7,927
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	10,908	12,040
Brunswick Rail Finance Ltd. 6.50% 2017[1]	30,255	31,410
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	2,557	2,851
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	9,700	10,888
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020[1]	17,500	17,500
HDTFS Inc. 5.875% 2020[1]	18,200	19,110
HDTFS Inc. 6.25% 2022[1]	10,300	11,021
Iron Mountain Inc. 5.75% 2024	28,750	29,253
Odebrecht Finance Ltd 5.125% 2022[1]	14,020	15,247
Odebrecht Finance Ltd 6.00% 2023[1]	4,032	4,682
Odebrecht Finance Ltd 7.125% 2042[1]	7,375	8,592
ADS Waste Escrow, Term Loan B, 5.25% 2019[2,3,4]	18,075	18,324
ADS Waste Escrow 8.25% 2020[1]	9,425	9,943
AMR Corp. 10.00% 2021[7]	9,000	7,200
AMR Corp. 9.00% 2012[7]	16,155	13,086
Florida East Coast Railway Corp. 8.125% 2017	14,645	15,597
BakerCorp International, Inc. 8.25% 2019	15,400	15,477
CNH Capital LLC 3.875% 2015[1]	14,750	15,285
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC, Term Loan B, 5.00% 2019[2,3,4]	11,000	11,111
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	3,050	3,172
Aircastle Ltd. 6.25% 2019[1]	10,000	10,475
CMA CGM 8.50% 2017[1]	12,800	10,336
RZD Capital Ltd. 8.30% 2019	RUB289,500	9,854
R.R. Donnelley & Sons Co. 6.125% 2017	$ 3,350	3,258
R.R. Donnelley & Sons Co. 7.25% 2018	6,790	6,586
ENA Norte Trust 4.95% 2023[1,3]	8,350	8,594
		2,174,513

FINANCIALS — 10.42%
Realogy Corp., Term Loan B, 4.461% 2016[2,3,4]	140,462	141,076
Realogy Corp., Letter of Credit, 4.461% 2016[2,3,4]	10,903	10,951
Realogy Corp. 7.875% 2019[1]	145,435	159,251
Realogy Corp. 7.625% 2020[1]	3,000	3,412
Realogy Corp. 9.00% 2020[1]	87,735	101,334
CIT Group Inc., Series C, 4.75% 2015[1]	133,800	139,821
CIT Group Inc. 4.25% 2017	31,500	32,574
CIT Group Inc. 5.00% 2017	94,495	100,637
CIT Group Inc., Series C, 5.50% 2019[1]	12,350	13,523
iStar Financial Inc., Term Loan B, 5.75% 2017[2,3,4]	150,937	152,822
iStar Financial Inc., Series B, 9.00% 2017	52,015	56,956
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[2]	42,000	42,592
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[2]	71,775	72,762
International Lease Finance Corp., Series R, 6.375% 2013	1,000	1,014
International Lease Finance Corp. 4.875% 2015	83,755	87,007
International Lease Finance Corp. 8.625% 2015	13,430	15,142
International Lease Finance Corp. 5.75% 2016	9,000	9,529
Liberty Mutual Group Inc. 6.50% 2035[1]	18,000	19,744
Liberty Mutual Group Inc., Series B, 7.00% 2067[1,2]	11,185	11,171
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,2]	52,323	58,471
Hospitality Properties Trust 7.875% 2014	4,090	4,367
Hospitality Properties Trust 5.125% 2015	4,410	4,640
Hospitality Properties Trust 6.30% 2016	5,940	6,554
Hospitality Properties Trust 5.625% 2017	8,870	9,801
Hospitality Properties Trust 6.70% 2018	9,595	11,024
Hospitality Properties Trust 5.00% 2022	46,250	48,973
Springleaf Finance Corp., Series I, 5.40% 2015	10,000	9,500
Springleaf Finance Corp., Term Loan B, 5.50% 2017[2,3,4]	49,290	49,090
Springleaf Finance Corp., Series J, 6.90% 2017	25,000	22,500
HBOS PLC 6.75% 2018[1]	26,925	29,113
LBG Capital No.1 PLC, Series 2, 7.875% 2020[1]	29,490	32,020
HBOS PLC 6.00% 2033[1]	17,781	16,396
Crescent Resources 10.25% 2017[1]	67,025	71,047
MetLife Capital Trust IV, junior subordinated 7.875% 2067[1,2]	14,950	18,463
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,2]	18,500	25,623
MetLife Inc., junior subordinated 10.75% 2069[2]	7,000	10,623
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	9,658	9,924
Host Hotels & Resorts LP 5.875% 2019	16,100	17,630
Host Hotels & Resorts LP 6.00% 2020	4,000	4,420
Host Hotels & Resorts LP 6.00% 2021	12,020	13,853
Host Hotels & Resorts LP, Series C, 4.75% 2023	4,250	4,526
Developers Diversified Realty Corp. 5.50% 2015	2,470	2,677
Developers Diversified Realty Corp. 9.625% 2016	20,326	24,964
Developers Diversified Realty Corp. 7.50% 2017	9,940	11,930
Developers Diversified Realty Corp. 7.875% 2020	6,040	7,748
Royal Bank of Scotland Group PLC 4.70% 2018	22,490	22,654
RBS Capital Trust II 6.425% noncumulative trust (undated)[2]	9,780	8,606
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,2]	10,705	10,223
American Tower Corp. 7.00% 2017	21,825	26,118
American Tower Corp. 7.25% 2019	8,460	10,383
Prologis, Inc. 7.625% 2014	3,000	3,283
Prologis, Inc. 6.25% 2017	2,750	3,153
Prologis, Inc. 6.625% 2018	8,570	10,359
Prologis, Inc. 7.375% 2019	7,120	8,833
Prologis, Inc. 6.875% 2020	6,580	7,970
Genworth Financial, Inc. 7.625% 2021	14,935	16,494
Genworth Financial, Inc., junior subordinated 6.15% 2066[2]	22,500	16,791
FelCor Lodging Trust Inc. 5.625% 2023[1]	31,750	31,671
Catlin Insurance Ltd., junior subordinated 7.249% (undated)[1,2]	30,275	30,426
Synovus Financial Corp. 5.125% 2017	21,493	21,386
Synovus Financial Corp. 7.875% 2019	7,585	8,457
Lazard Group LLC 7.125% 2015	22,000	24,469
Ford Motor Credit Co. 8.70% 2014	1,000	1,125
Ford Motor Credit Co. 5.625% 2015	1,000	1,097
Ford Motor Credit Co. 7.00% 2015	3,000	3,353
Ford Motor Credit Co. 8.00% 2016	7,000	8,467
Ford Motor Credit Co. 4.25% 2017	6,000	6,432
Ford Motor Credit Co. 6.625% 2017	2,600	3,040
AXA SA, junior subordinated 6.463% (undated)[1,2]	16,244	16,082
Unum Group 7.125% 2016	12,425	14,646
Unum Group 5.625% 2020	1,155	1,321
BBVA Bancomer SA 4.50% 2016[1]	2,100	2,242
BBVA Bancomer SA, junior subordinated 7.25% 2020[1]	1,700	1,904
BBVA Bancomer SA 6.50% 2021[1]	9,805	10,933
Korea Development Bank 4.00% 2016	1,000	1,084
Korea Development Bank 3.50% 2017	3,190	3,420
Korea Development Bank 3.875% 2017	9,360	10,139
NASDAQ OMX Group, Inc. 5.25% 2018	12,250	13,398
BNP Paribas, junior subordinated 7.195% (undated)[1,2]	10,000	10,300
Barclays Bank PLC, junior subordinated 6.86% (undated)[1,2]	9,000	9,281
HSBK (Europe) BV 7.25% 2021[1]	8,545	9,165
QBE Capital Funding III LP 7.25% 2041[1,2]	7,650	7,930
Zions Bancorporation 6.00% 2015	7,310	7,736
VEB Finance Ltd. 6.902% 2020[1]	4,950	6,052
Banco de Crédito del Perú 5.375% 2020[1]	5,000	5,587
The Export-Import Bank of Korea 4.375% 2021	2,900	3,215
Banco Mercantil del Norte, SA, junior subordinated 6.862% 2021[1,2]	2,000	2,175
Banco Mercantil del Norte SA, junior subordinated 6.862% 2021[2]	745	810
Banco del Estado de Chile 4.125% 2020[1]	2,500	2,742
Allstate Corp., Series B, junior subordinated 6.125% 2067[2]	2,530	2,641
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[2]	1,870	2,133
Banco Votorantim SA 6.25% 2016[10]	BRL7,204,920	1,127
Development Bank of Kazakhstan 5.50% 2015[1]	$ 458	493
		2,128,541

MATERIALS — 8.70%
Reynolds Group Inc. 8.50% 2018	14,155	14,580
Reynolds Group Inc. 7.125% 2019	5,700	6,156
Reynolds Group Inc. 7.875% 2019	32,260	36,050
Reynolds Group Inc. 9.00% 2019	15,870	16,584
Reynolds Group Inc. 9.875% 2019	121,160	130,247
Reynolds Group Inc. 5.75% 2020[1]	195,285	202,120
Inmet Mining Corp. 8.75% 2020[1]	124,430	136,562
Inmet Mining Corp. 7.50% 2021[1]	36,100	37,634
ArcelorMittal 5.00% 2017[2]	34,000	34,341
ArcelorMittal 5.75% 2021[2]	29,792	29,727
ArcelorMittal 6.50% 2022[2]	41,190	43,262
ArcelorMittal 7.00% 2041[2]	48,170	44,708
FMG Resources 7.00% 2015[1]	38,475	40,591
FMG Resources 6.375% 2016[1]	3,000	3,120
FMG Resources, Term Loan, 5.25% 2017[2,3,4]	17,262	17,436
FMG Resources 6.00% 2017[1]	26,200	26,855
FMG Resources 6.875% 2018[1]	3,000	3,109
FMG Resources 8.25% 2019[1]	17,425	18,645
JMC Steel Group Inc. 8.25% 2018[1]	86,105	90,410
CEMEX Finance LLC 9.50% 2016[1]	10,400	11,362
CEMEX Finance LLC 9.50% 2016	6,850	7,484
CEMEX SAB de CV 9.50% 2018	3,500	3,943
CEMEX España, SA 9.25% 2020[1]	7,635	8,360
CEMEX Finance LLC 9.375% 2022[1]	51,520	58,218
Georgia Gulf Corp. 9.00% 2017[1]	73,699	82,359
Ball Corp. 7.125% 2016	15,285	16,431
Ball Corp. 6.75% 2020	2,555	2,830
Ball Corp. 5.75% 2021	16,830	18,303
Ball Corp. 5.00% 2022	36,240	38,958
Newpage Corp., Term Loan B, 7.75% 2019[2,3,4]	63,420	63,420
PQ Corp. 8.75% 2018[1]	60,065	63,369
Walter Energy, Inc. 9.875% 2020[1]	52,965	59,321
Ryerson Inc. 9.00% 2017[1]	40,700	41,667
Ryerson Inc. 11.25% 2018[1]	13,650	12,609
MacDermid 9.50% 2017[1]	49,861	52,167
Taminco Global Chemical Corp. 9.75% 2020[1]	47,275	52,002
Consolidated Minerals Ltd. 8.875% 2016[1]	56,985	49,292
Smurfit Kappa Acquisition 7.75% 2019	€11,610	17,026
Smurfit Capital Funding PLC 7.50% 2025	$25,515	26,854
OMNOVA Solutions Inc. 7.875% 2018	25,795	26,730
Packaging Dynamics Corp. 8.75% 2016[1]	25,345	26,612
International Paper Co. 7.95% 2018	17,575	22,739
Braskem Finance Ltd. 5.75% 2021[1]	2,100	2,221
Braskem America Finance Co. 7.125% 2041[1]	17,250	18,242
Braskem America Finance Co. 7.125% 2041	2,045	2,163
Cliffs Natural Resources Inc. 3.95% 2018	20,000	20,145
Mirabela Nickel Ltd. 8.75% 2018[1]	22,650	19,592
Nufarm Ltd. 6.375% 2019[1]	12,375	12,994
Albea Beauty Holdings SA 8.75% 2019	€5,000	7,012
Ardagh Packaging Finance 7.375% 2017[1]	$ 1,000	1,091
Ardagh Packaging Finance 9.125% 2020[1]	1,000	1,095
		1,778,748

HEALTH CARE — 8.22%
inVentiv Health Inc. 9.00% 2018[1]	121,675	123,196
inVentiv Health Inc. 10.00% 2018[1]	48,740	42,526
inVentiv Health Inc. 10.25% 2018[1]	103,250	90,086
Kinetic Concepts, Inc. 10.50% 2018[1]	94,405	99,479
Kinetic Concepts, Inc. 12.50% 2019[1]	66,325	63,755
VPI Escrow Corp. 6.375% 2020[1]	118,085	127,237
Quintiles, Term Loan B-2, 4.50% 2018[2,3,4]	118,508	118,508
HCA Inc. 6.375% 2015	21,230	23,061
HCA Inc., Term Loan B2, 3.561% 2017[2,3,4]	7,015	7,043
HCA Inc. 6.50% 2020	5,000	5,637
HCA Inc. 7.875% 2020	5,050	5,643
HCA Holdings Inc. 6.25% 2021	9,140	9,391
HCA Holdings, Inc. 7.75% 2021	8,750	9,537
HCA Inc. 7.50% 2022	23,600	27,140
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[1]	83,250	87,412
Tenet Healthcare Corp. 9.25% 2015	43,935	49,537
Tenet Healthcare Corp. 6.75% 2020[1]	35,975	37,189
Patheon Inc., Term Loan B1, 7.25% 2018[2,3,4]	86,720	86,341
DJO Finance LLC 9.75% 2017	27,228	24,369
DJO Finance LLC 7.75% 2018	9,891	9,570
DJO Finance LLC 9.875% 2018[1]	49,190	51,035
VWR Funding, Inc. 7.25% 2017[1]	77,815	82,095
PTS Acquisition Corp. 9.50% 2015[5]	55,798	57,204
PTS Acquisition Corp. 9.75% 2017	€16,085	22,134
Rotech Healthcare Inc. 10.75% 2015	$16,095	16,135
Rotech Healthcare Inc. 10.50% 2018	69,465	46,889
Surgical Care Affiliates, Inc. 8.875% 2015[1]	28,684	29,473
Surgical Care Affiliates, Inc. 10.00% 2017[1]	22,505	23,686
Centene Corp. 5.75% 2017	43,035	46,478
Merge Healthcare Inc 11.75% 2015	41,500	44,768
Symbion Inc. 8.00% 2016	40,675	42,099
Multiplan Inc. 9.875% 2018[1]	30,450	34,104
INC Research LLC 11.50% 2019[1]	30,120	31,325
Bausch & Lomb Inc. 9.875% 2015	28,543	29,542
Grifols Inc. 8.25% 2018	25,375	28,071
Alkermes Inc., Term Loan B, 4.50% 2019[2,3,4]	17,376	17,579
Boston Scientific Corp. 6.00% 2020	12,086	14,107
Accellent Inc. 8.375% 2017	7,500	7,913
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	1,960	2,100
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	3,500	3,749
Health Management Associates, Inc. 6.125% 2016	3,000	3,255
		1,680,398

ENERGY — 6.53%
Alpha Natural Resources, Inc. 9.75% 2018	54,705	59,355
Alpha Natural Resources, Inc. 6.00% 2019	42,400	39,220
Alpha Natural Resources, Inc. 6.25% 2021	52,175	48,001
Arch Coal, Inc. 8.75% 2016	7,560	7,900
Arch Coal, Inc. 7.00% 2019	51,567	48,215
Arch Coal, Inc. 7.25% 2021	58,025	53,818
Peabody Energy Corp. 6.00% 2018	60,250	64,317
Peabody Energy Corp. 6.25% 2021	35,675	38,083
CONSOL Energy Inc. 8.00% 2017	35,920	39,063
CONSOL Energy Inc. 8.25% 2020	45,600	49,590
Transocean Inc. 5.05% 2016	11,400	12,701
Transocean Inc. 6.375% 2021	58,885	71,619
Transocean Inc. 7.35% 2041	2,385	3,171
PDC Energy Inc. 7.75% 2022[1]	80,975	83,404
QGOG Constellation S.A. 6.25% 2019[1]	78,950	82,503
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	11,000	12,100
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	61,825	66,307
Petrobras International Finance Co. 5.75% 2020	17,630	20,141
Petrobras International Finance Co. 5.375% 2021	42,610	48,140
NGPL PipeCo LLC 7.119% 2017[1]	5,950	6,515
NGPL PipeCo LLC 9.625% 2019[1]	47,915	55,342
Laredo Petroleum, Inc. 9.50% 2019	41,350	46,415
Laredo Petroleum, Inc. 7.375% 2022	13,450	14,661
Reliance Holdings Ltd. 4.50% 2020	7,000	7,335
Reliance Holdings Ltd. 5.40% 2022[1]	30,975	34,673
Reliance Holdings Ltd. 6.25% 2040[1]	5,000	5,752
Energy Transfer Partners, LP 7.50% 2020	40,125	46,545
Access Midstream Partners, L.P. 4.875% 2023	39,300	39,939
Gazprom OJSC 5.092% 2015[1]	2,340	2,513
Gazprom OJSC 4.95% 2016[1]	4,250	4,574
Gazprom OJSC 5.999% 2021[1]	9,900	11,474
Gazprom OJSC, Series 9, 6.51% 2022	12,175	14,580
Gazprom OJSC 7.288% 2037[1]	1,800	2,353
Dolphin Energy Ltd. 5.50% 2021[1]	20,500	23,959
Teekay Corp. 8.50% 2020	19,135	20,283
Pemex Project Funding Master Trust 5.75% 2018	5,850	6,859
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,500	8,288
Petróleos Mexicanos 6.50% 2041	2,245	2,829
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[1,3]	16,666	17,624
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	14,792	16,677
Denbury Resources Inc. 9.75% 2016	7,400	7,863
Denbury Resources Inc. 8.25% 2020	6,088	6,879
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[2]	13,295	14,260
Concho Resources Inc. 8.625% 2017	3,300	3,609
Concho Resources Inc. 7.00% 2021	4,400	4,928
Concho Resources Inc. 5.50% 2023	5,000	5,263
Plains Exploration & Production Co. 6.50% 2020	11,375	12,655
Continental Resources Inc. 8.25% 2019	1,800	2,025
Continental Resources Inc. 7.375% 2020	700	794
Continental Resources Inc. 7.125% 2021	5,000	5,675
Enterprise Products Operating LLC 7.00% 2067[2]	6,180	6,664
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3]	2,712	3,057
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]	2,552	2,877
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,195	5,907
Forest Oil Corp. 7.25% 2019	4,000	4,040
Transportadora de Gas Internacional 5.70% 2022[1]	3,600	3,996
Enbridge Energy Partners, LP, junior subordinated 8.05% 2077[2]	3,500	3,978
PTT Exploration & Production Ltd. 6.35% 2042[1]	2,120	2,655
		1,333,963

INFORMATION TECHNOLOGY — 6.04%
First Data Corp. 9.875% 2015	10,666	10,906
First Data Corp. 9.875% 2015	4,794	4,914
First Data Corp. 10.55% 2015[5]	26,774	27,544
First Data Corp. 11.25% 2016	198,390	195,414
First Data Corp., Term Loan D, 5.211% 2017[2,3,4]	73,036	71,969
First Data Corp. 7.375% 2019[1]	5,000	5,200
First Data Corp. 6.75% 2020[1]	18,225	18,498
First Data Corp. 8.25% 2021[1]	53,071	53,336
First Data Corp. 12.625% 2021	113,026	119,525
First Data Corp. 8.75% 2022[1,2,5]	77,575	79,708
SRA International, Inc., Term Loan B, 6.50% 2018[2,3,4]	95,062	90,903
SRA International, Inc. 11.00% 2019	75,535	77,423
Freescale Semiconductor, Inc., Term Loan, 4.464% 2016[2,3,4]	11,235	11,048
Freescale Semiconductor, Inc. 10.125% 2016	12,624	13,034
Freescale Semiconductor, Inc. 9.25% 2018[1]	33,725	37,013
Freescale Semiconductor, Inc. 10.125% 2018[1]	31,616	35,094
Freescale Semiconductor, Inc., Term Loan B, 6.00% 2019[2,3,4]	45,655	45,427
Freescale Semiconductor, Inc. 8.05% 2020	3,000	3,000
SunGard Data Systems Inc. 7.375% 2018	33,050	35,570
SunGard Data Systems Inc., Term Loan B, 4.50% 2019[2,3,4]	20,650	20,882
SunGard Data Systems Inc. 7.625% 2020	58,814	64,548
Blackboard Inc., Term Loan B, 7.50% 2018[2,3,4]	43,437	43,957
NXP BV and NXP Funding LLC 2.96% 2013[2,3]	€1,418	1,881
NXP BV and NXP Funding LLC 3.09% 2013[2]	$ 337	338
NXP BV and NXP Funding LLC 9.75% 2018[1]	32,056	37,305
Jabil Circuit, Inc. 8.25% 2018	11,915	14,536
Jabil Circuit, Inc. 5.625% 2020	6,000	6,690
Jabil Circuit, Inc. 4.70% 2022	14,800	15,633
Lawson Software, Inc., Term Loan B2, 5.25% 2018[2,3,4]	6,983	7,060
Lawson Software, Inc. 9.375% 2019	21,950	24,749
Hughes Satellite Systems Corp. 6.50% 2019	8,900	9,857
Hughes Satellite Systems Corp. 7.625% 2021	16,850	19,251
Serena Software, Inc. 10.375% 2016	19,694	20,285
Ceridian Corp. 11.25% 2015	12,650	12,713
		1,235,211

CONSUMER STAPLES — 2.93%
Albertson’s, Inc. 7.25% 2013	3,300	3,345
SUPERVALU Inc. 7.50% 2014	52,305	50,997
SUPERVALU Inc. 8.00% 2016	23,640	22,635
SUPERVALU Inc., Term Loan B, 8.00% 2018[2,3,4]	50,795	51,673
Rite Aid Corp. 9.75% 2016	16,515	17,960
Rite Aid Corp. 10.375% 2016	15,250	16,203
Rite Aid Corp. 10.25% 2019	21,345	24,440
Rite Aid Corp. 8.00% 2020	18,575	21,315
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	51,959	54,849
Stater Bros. Holdings Inc. 7.75% 2015	26,230	26,886
Stater Bros. Holdings Inc. 7.375% 2018	20,275	21,998
C&S Group Enterprises LLC 8.375% 2017[1]	43,378	46,089
Constellation Brands, Inc. 8.375% 2014	4,650	5,220
Constellation Brands, Inc. 7.25% 2017	6,500	7,686
Constellation Brands, Inc. 6.00% 2022	20,575	23,661
Smithfield Foods, Inc. 7.75% 2017	11,500	13,455
Smithfield Foods, Inc. 6.625% 2022	20,630	22,848
BFF International Ltd. 7.25% 2020[1]	23,950	28,740
Brasil Foods SA 5.875% 2022[1]	5,000	5,525
Ingles Markets, Inc. 8.875% 2017	29,725	31,843
Del Monte Corp. 7.625% 2019	29,675	31,085
Cott Beverages Inc. 8.375% 2017	8,700	9,505
Cott Beverages Inc. 8.125% 2018	13,325	14,791
Spectrum Brands Inc. 9.50% 2018	12,175	13,880
Pilgrim’s Pride Corp. 7.875% 2018	10,000	10,187
Post Holdings, Inc. 7.375% 2022[1]	7,500	8,255
CEDC Finance Corp. 9.125% 2016[1]	11,500	7,475
TreeHouse Foods, Inc. 7.75% 2018	5,600	6,090
		598,636

UTILITIES — 2.42%
TXU, Term Loan, 3.713% 2014[2,3,4]	3,802	2,901
TXU, Term Loan, 4.713% 2017[2,3,4]	139,658	94,045
Texas Competitive Electric Holdings Co. LLC, 11.50% 2020[1]	87,225	68,690
AES Corp. 7.75% 2015	5,575	6,286
AES Corp. 8.00% 2017	34,000	39,440
AES Corp. 8.00% 2020	16,300	18,826
AES Corp. 7.375% 2021	5,775	6,439
Intergen Power 9.00% 2017[1]	61,555	55,399
NRG Energy, Inc. 8.25% 2020	6,000	6,750
NRG Energy, Inc. 6.625% 2023[1]	39,000	41,925
Edison Mission Energy 7.50% 2013	8,000	4,260
Midwest Generation, LLC, Series B, 8.56% 2016[3]	21,150	20,727
Edison Mission Energy 7.00% 2017[7]	3,095	1,656
Edison Mission Energy 7.20% 2019[7]	19,200	10,272
Edison Mission Energy 7.625% 2027[7]	14,205	7,600
CMS Energy Corp. 8.75% 2019	21,125	27,570
CMS Energy Corp. 5.05% 2022	5,750	6,430
NV Energy, Inc 6.25% 2020	26,150	30,853
Entergy Corp. 4.70% 2017	21,100	22,871
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% 2017	2,000	2,152
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[1]	2,000	2,350
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[1]	4,125	4,944
Emgesa SA ESP 8.75% 2021	COP10,600,000	7,058
Enersis SA 7.375% 2014	$ 5,000	5,287
		494,731

Total corporate bonds, notes & loans		16,989,648

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.32%
United Mexican States Government Global, Series A, 5.625% 2017	12,300	14,330
United Mexican States Government, Series M10, 7.75% 2017	MXN120,000	10,357
United Mexican States Government, Series M, 6.50% 2021	435,000	36,537
United Mexican States Government Global, Series A, 3.625% 2022	$15,700	17,211
United Mexican States Government, Series M20, 10.00% 2024	MXN150,000	16,267
United Mexican States Government, Series M30, 10.00% 2036	69,500	7,788
United Mexican States Government 4.00% 2040[10]	191,517	19,415
United Mexican States Government Global 4.75% 2044	$7,712	8,734
Turkey (Republic of) 10.00% 2015	TRY15,100	9,228
Turkey (Republic of) 9.00% 2016	4,100	2,483
Turkey (Republic of) 7.50% 2017	$14,200	17,337
Turkey (Republic of) 6.75% 2018	12,200	14,823
Turkey (Republic of) 10.50% 2020	TRY21,050	14,462
Turkey (Republic of) 3.00% 2021[10]	14,487	9,499
Turkey (Republic of) 5.625% 2021	$20,450	24,387
Turkey (Republic of) 6.875% 2036	3,200	4,332
Turkey (Republic of) 6.75% 2040	2,500	3,403
Turkey (Republic of) 6.00% 2041	3,800	4,755
Brazil (Federal Republic of) Global 12.50% 2016	BRL13,350	8,069
Brazil (Federal Republic of) 10.00% 2017	35,620	18,360
Brazil (Federal Republic of) 6.00% 2017[10]	26,376	14,852
Brazil (Federal Republic of) 6.00% 2020[10]	16,027	9,575
Brazil (Federal Republic of) Global 4.875% 2021	$3,100	3,751
Brazil (Federal Republic of) Global 8.50% 2024	BRL22,000	13,136
Brazil (Federal Republic of) 6.00% 2045[10]	21,999	14,854
Indonesia (Republic of) 6.875% 2017	$11,930	14,286
Indonesia (Republic of) 6.875% 2017[1]	1,000	1,197
Indonesia (Republic of) 6.875% 2018	10,292	12,608
Indonesia (Republic of) 6.875% 2018[1]	9,425	11,546
Indonesia (Republic of) 4.875% 2021	5,600	6,461
Indonesia (Republic of) 3.75% 2022	15,925	17,020
Indonesia (Republic of) 6.625% 2037[1]	2,500	3,363
Indonesia (Republic of) 5.25% 2042	11,450	13,397
JPMorgan Chase & Co. 7.50% 2018[2]	RUB1,202,900	39,880
Russian Federation 5.00% 2020	$14,300	16,917
Russian Federation 12.75% 2028	2,000	4,060
Russian Federation 7.50% 2030[3]	14,420	18,549
Venezuela (Republic of) 10.75% 2013	6,000	6,195
Venezuela (Republic of) 8.50% 2014	1,250	1,285
Venezuela (Republic of) 5.75% 2016	3,000	2,872
Venezuela (Republic of) 7.65% 2025	8,455	7,483
Venezuela (Republic of) 11.75% 2026	4,180	4,734
Venezuela (Republic of) 9.25% 2027	39,430	39,627
Venezuela (Republic of) 9.25% 2028	13,045	12,915
Polish Government, Series 0414, 5.75% 2014	PLN24,554	8,201
Polish Government, Series 1017, 5.25% 2017	36,050	12,705
Polish Government 6.375% 2019	$ 3,535	4,420
Polish Government 5.125% 2021	14,225	16,906
Polish Government, Series 1021, 5.75% 2021	PLN30,115	11,311
Polish Government 5.75% 2022	7,695	2,917
Polish Government 2.75% 2023[10]	7,948	2,914
Colombia (Republic of) Global 12.00% 2015	COP19,150,000	13,207
Colombia (Republic of) Global 7.375% 2019	$11,650	15,372
Colombia (Republic of) Global 11.75% 2020	1,936	3,140
Colombia (Republic of) Global 4.375% 2021	1,700	1,962
Colombia (Republic of) Global 7.75% 2021	COP 5,522,000	3,934
Colombia (Republic of) Global 9.85% 2027	14,288,000	12,454
Colombia (Republic of) Global 10.375% 2033	$ 823	1,522
Colombia (Republic of) Global 7.375% 2037	4,139	6,459
Philippines (Republic of) 4.00% 2021	16,350	18,394
Philippines (Republic of) 4.95% 2021	PHP509,000	13,714
Philippines (Republic of) 5.50% 2026	$6,925	8,777
Philippines (Republic of) 6.25% 2036	PHP543,000	15,812
Bahrain Government 5.50% 2020	$49,213	53,148
Bahrain Government 5.50% 2020[1]	2,087	2,254
Chilean Government 5.50% 2020	CLP3,709,000	8,677
Chilean Government 6.00% 2020	2,385,000	5,142
Chilean Government 3.25% 2021	$8,325	9,074
Chilean Government 6.00% 2021	CLP9,565,000	20,699
Chilean Government 6.00% 2022	735,000	1,594
Chilean Government 3.625% 2042	$10,000	9,925
Hungarian Government 4.75% 2015	3,500	3,623
Hungarian Government, Series 17/B, 6.75% 2017	HUF1,012,000	4,748
Hungarian Government, Series 19/A, 6.50% 2019	2,466,350	11,568
Hungarian Government 3.875% 2020	€4,000	4,914
Hungarian Government 6.25% 2020	$5,800	6,431
Hungarian Government, Series 20A, 7.50% 2020	HUF102,300	509
Hungarian Government 6.375% 2021	$5,700	6,321
Hungarian Government, Series 22A, 7.00% 2022	HUF76,330	371
Hungarian Government, Series 23A, 6.00% 2023	98,840	445
Hungarian Government, Series 28A, 6.75% 2028	186,180	899
Hungarian Government 7.625% 2041	$4,500	5,220
South Africa (Republic of) 5.50% 2020	6,200	7,378
South Africa (Republic of), Series R-209, 6.25% 2036	ZAR 4,030	386
South Africa (Republic of), Series R-214, 6.50% 2041	304,370	29,616
Greek Government 2.00%/3.00% 2023[6]	€1,875	1,232
Greek Government 2.00%/3.00% 2024[6]	1,875	1,143
Greek Government 2.00%/3.00% 2025[6]	1,875	1,123
Greek Government 2.00%/3.00% 2026[6]	1,875	1,116
Greek Government 2.00%/3.00% 2027[6]	1,875	1,101
Greek Government 2.00%/3.00% 2028[6]	1,875	1,055
Greek Government 2.00%/3.00% 2029[6]	1,875	1,020
Greek Government 2.00%/3.00% 2030[6]	1,875	985
Greek Government 2.00%/3.00% 2031[6]	1,875	970
Greek Government 2.00%/3.00% 2032[6]	1,875	971
Greek Government 2.00%/3.00% 2033[6]	1,875	954
Greek Government 2.00%/3.00% 2034[6]	1,875	955
Greek Government 2.00%/3.00% 2035[6]	1,875	948
Greek Government 2.00%/3.00% 2036[6]	5,375	2,693
Greek Government 2.00%/3.00% 2037[6]	9,125	4,572
Greek Government 2.00%/3.00% 2038[6]	6,325	3,163
Greek Government 2.00%/3.00% 2039[6]	2,625	1,322
Greek Government 2.00%/3.00% 2040[6]	7,175	3,577
Greek Government 2.00%/3.00% 2041[6]	8,875	4,413
Greek Government 2.00%/3.00% 2042[6]	3,625	1,801
Morocco Government 4.25% 2022[1]	$22,300	22,409
Morocco Government 5.50% 2042[1]	9,800	9,965
Uruguay (Republic of) 5.00% 2018[10]	UYU197,996	12,334
Uruguay (Republic of) 4.25% 2027[3,10]	184,549	11,602
Uruguay (Republic of) 4.375% 2028[3,10]	113,907	7,153
Croatian Government 6.25% 2017[1]	$11,850	13,023
Croatian Government 6.75% 2019[1]	4,510	5,192
Croatian Government 6.375% 2021	7,000	7,998
Croatian Government 6.375% 2021[1]	2,810	3,210
Iraq (Republic of) 5.80% 2028[3]	27,900	26,575
South Korean Government 5.00% 2014	KRW8,556,300	8,283
South Korean Government 5.25% 2015	7,000,000	6,949
South Korean Government 5.50% 2017	2,800,000	2,907
South Korean Government, Series 2206, 3.75% 2022	7,000,000	6,879
Panama (Republic of) Global 7.125% 2026	$ 585	832
Panama (Republic of) Global 8.875% 2027	6,500	10,611
Panama (Republic of) Global 6.70% 2036[3]	6,440	9,177
Sri Lanka (Republic of) 6.25% 2021[1]	3,300	3,612
Sri Lanka (Republic of) 5.875% 2022[1]	14,250	15,221
Republic of Belarus 8.95% 2018	17,900	18,527
Dominican Republic 9.04% 2018[3]	2,405	2,729
Dominican Republic 7.50% 2021[1,3]	12,000	14,028
Dominican Republic 7.50% 2021[3]	450	526
Slovenia (Republic of) 5.50% 2022[1]	16,100	16,945
Israeli Government 4.00% 2022	13,400	14,602
Latvia (Republic of) 5.25% 2017[1]	8,025	9,016
Latvia (Republic of) 5.25% 2021	4,200	4,887
Portuguese Government 4.95% 2023	€6,000	6,780
Portuguese Government 4.10% 2037	8,000	7,092
Lithuania (Republic of) 6.625% 2022[1]	$ 6,225	7,984
Lithuania (Republic of) 6.625% 2022	3,900	5,002
Peru (Republic of) 7.125% 2019	8,545	11,175
Corporacion Andina de Fomento 4.375% 2022	9,215	10,013
Argentina (Republic of) 7.00% 2015	2,385	2,122
Argentina (Republic of) GDP-Linked 2035	56,982	4,245
State of Qatar 5.25% 2020	3,000	3,593
State of Qatar 5.75% 2042	1,800	2,349
El Salvador (Republic of) 7.375% 2019	4,800	5,537
Gabonese Republic 8.20% 2017	2,800	3,423
Nigeria (Republic of) 6.75% 2021	2,000	2,373
Province of Buenos Aires 10.875% 2021[1,3]	1,500	1,125
		1,292,522

U.S. TREASURY BONDS & NOTES — 0.50%
U.S. Treasury 1.375% 2013	21,500	21,535
U.S. Treasury 1.875% 2014	58,000	59,120
U.S. Treasury 3.25% 2016[11]	20,000	21,902
		102,557

MORTGAGE-BACKED OBLIGATIONS[3] — 0.18%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1]	8,025	8,390
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1]	27,010	27,447
		35,837

MUNICIPALS — 0.07%
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1]	12,385	13,382

Total bonds, notes & other debt instruments (cost: $17,521,656,000)		18,433,946

	Shares or
Convertible securities — 0.67%	principal amount

INFORMATION TECHNOLOGY — 0.36%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$46,000,000	48,127
Liberty Media Corp. 3.50% convertible notes 2031	$48,500,000	23,422
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$4,650,000	2,139
		73,688

ENERGY — 0.10%
Apache Corp., Series D, 6.00% convertible preferred 2013	455,000	20,794

TELECOMMUNICATION SERVICES — 0.10%
Leap Wireless International, Inc. 4.50% convertible notes 2014	$12,500,000	11,984
Clearwire Corp. 8.25% convertible notes 2040[1]	$7,722,000	8,543
		20,527

CONSUMER DISCRETIONARY — 0.08%
Cooper-Standard Holdings Inc. 7.00% convertible preferred[1,8,9]	99,687	15,679

UTILITIES — 0.03%
PPL Corp. 9.50% convertible preferred 2013, units	121,677	6,365

Total convertible securities (cost: $125,839,000)		137,053

Preferred securities — 0.50%	Shares

FINANCIALS — 0.50%
Ally Financial Inc., Series G, 7.00%[1]	34,250	33,641
Ally Financial Inc., Series 2, 8.125% preferred	650,000	17,272
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	500,000	12,940
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	450,000	12,924
First Republic Bank, Series A, noncumulative convertible preferred	400,000	10,725
HSBC Holdings PLC, Series 2, 8.00%	300,000	8,296
Citigroup Inc. 6.95% preferred	228,000	5,743

Total preferred securities (cost: $87,788,000)		101,541

Common stocks — 1.51%

INDUSTRIALS — 0.40%
Nortek, Inc.[9,12]	793,646	52,579
Delta Air Lines, Inc.[12]	2,373,769	28,177
United Continental Holdings, Inc.[12]	22,981	537
Atrium Corp.[1,8,12]	10,987	384
ACF Industries Holding Corp.[8]	4,746	—
		81,677

MATERIALS — 0.36%
Georgia Gulf Corp.	1,168,471	48,235
NewPage Holdings Inc.[8,12,13]	226,200	24,588
		72,823

FINANCIALS — 0.32%
American Tower Corp.	538,967	41,646
Citigroup Inc.	405,574	16,045
CIT Group Inc.[12]	124,904	4,826
Bank of America Corp.	390,000	4,524
		67,041

CONSUMER DISCRETIONARY — 0.30%
Cooper-Standard Holdings Inc.[9,12]	1,238,538	44,587
Ford Motor Co.	810,210	10,492
American Media, Inc.[1,8,9,12]	1,122,345	5,724
Adelphia Recovery Trust, Series Arahova	1,773,964	53
Adelphia Recovery Trust, Series ACC-1	10,643,283	11
Five Star Travel Corp.[1,8,12]	83,780	23
		60,890

TELECOMMUNICATION SERVICES — 0.13%
Frontier Communications Corp., Class B	6,000,000	25,680

ENERGY — 0.00%
General Maritime Corp.[1,8,12]	12,599	464
Petroplus Holdings AG8,12	3,360,000	—
		464

INFORMATION TECHNOLOGY — 0.00%
Remark Media, Inc.[1,8,12]	25,710	32

Total common stocks (cost: $208,363,000)		308,607

Warrants — 0.02%

CONSUMER DISCRETIONARY — 0.02%
Cooper-Standard Holdings Inc., warrants, expire 2017[9,12]	196,935	2,267
Revel Holdings, Inc., warrants, expire 2021[1,8,12]	16,916	1,268
Charter Communications, Inc., warrants, expire 2014[12]	13,390	365
Liberman Broadcasting, Inc., warrants, expire 2022[8,12,13]	11	—
		3,900

ENERGY — 0.00%
General Maritime Corp., warrants, expire 2017[1,8,12]	19,483	148

Total warrants (cost: $7,329,000)		4,048

	Principal amount
Short-term securities — 5.91%	(000)

Fannie Mae 0.065%–0.18% due 1/2–7/1/2013	$253,850	253,829
Freddie Mac 0.11%–0.17% due 1/7–8/13/2013	231,267	231,216
Federal Home Loan Bank 0.06%–0.155% due 1/16–6/21/2013	208,300	208,260
U.S. Treasury Bills 0.121%–0.158% due 1/17–5/30/2013	151,400	151,388
Coca-Cola Co. 0.18%–0.21% due 1/15–2/15/2013[1]	114,000	113,985
Jupiter Securitization Co., LLC 0.20%–0.21% due 1/4–3/11/2013[1]	98,600	98,580
National Rural Utilities Cooperative Finance Corp. 0.15% due 1/14–2/4/2013	75,000	74,993
Paccar Financial Corp. 0.13%–0.16% due 1/16–1/31/2013	31,400	31,397
Google Inc. 0.15% due 3/6/2013[1]	25,000	24,993
Procter & Gamble Co. 0.16% due 1/25/2013[1]	20,000	19,999

Total short-term securities (cost: $1,208,526,000)		1,208,640

Total investment securities (cost: $19,231,501,000)		20,193,835
Other assets less liabilities		242,179

Net assets		$20,436,014

1 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,074,755,000, which represented 34.62% of the net assets of the fund.

2 Coupon rate may change periodically.

3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

4 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,032,864,000, which represented 9.95% of the net assets of the fund.

5 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

6 Step bond; coupon rate will increase at a later date.

7 Scheduled interest and/or principal payment was not received.

8 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $130,988,000, which represented .64% of the net assets of the fund.

9 The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.

10 Index-linked bond whose principal amount moves with a government price index.

11 A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $804,000, which represented less than .01% of the net assets of the fund.

12 Security did not produce income during the last 12 months.

13 Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

NewPage Holdings Inc.	9/17/2009–1/9/2012	$44,084	$24,588.12%
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012	—	—	.00
Total restricted securities		$44,084	$24,588.12%

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation) at
			Receive	Deliver	12/31/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Purchases:
Russian rubles	1/10/2013	Citibank	RUB323,978	$10,437	$ 148

Sales:
Brazilian reais	1/11/2013	Citibank	$11,488	BRL24,000	(215)
Brazilian reais	1/11/2013	JPMorgan Chase	$9,670	BRL19,825	(182)
Euros	1/7/2013	JPMorgan Chase	$39,880	€30,750	(708)
Euros	1/17/2013	Citibank	$11,767	€9,000	(114)
					(1,219)

Forward currency contracts — net					$(1,071)

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2012, appear below.

						Value of
					Dividend or	affiliates at
	Beginning shares or			Ending shares or	interest income	12/31/2012
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Nortek Inc. 8.50% 2021	$47,660,000	$7,165,000	—	$54,825,000	$1,099	$ 61,130
Nortek Inc. 10.00% 2018	$47,735,000	—	—	$47,735,000	1,177	53,344
Nortek, Inc.	793,646	—	—	793,646	—	52,579
Cooper-Standard Holdings Inc.	1,238,538	—	—	1,238,538	—	44,587
Cooper-Standard Holdings Inc. 7.00%
convertible preferred	99,687	—	—	99,687	174	15,679
Cooper-Standard Holdings Inc., warrants,
expire 2017	196,935	—	—	196,935	—	2,267
American Media, Inc.	1,122,345	—	—	1,122,345	—	5,724
					$2,450	$235,310

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables the fund’s valuation levels as of December 31, 2012 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes, & loans	$ —	$16,943,305	$46,343	$16,989,648
Bonds & notes of governments & government agencies
outside the U.S.	—	1,292,522	—	1,292,522
U.S. Treasury bonds & notes	—	102,557	—	102,557
Mortgage-backed obligations	—	35,837	—	35,837
Municipals	—	13,382	—	13,382
Convertible securities	27,159	109,894	—	137,053
Preferred securities	5,743	95,798	—	101,541
Common stocks	277,392	—	31,215	308,607
Warrants	2,632	1,268	148	4,048
Short-term securities	—	1,208,640	—	1,208,640
Total	$312,926	$19,803,203	$77,706	$20,193,835

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 148	$—	$ 148
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,219)	—	(1,219)
Total	$—	$(1,071)	$—	$(1,071)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 1,477,732
Gross unrealized depreciation on investment securities	(590,200)
Net unrealized appreciation on investment securities	887,532
Cost of investment securities for federal income tax purposes	19,306,303

Key to abbreviations and symbol

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

€ = Euros

HUF = Hungarian forints

KRW = South Korean won

MXN = Mexican pesos

PHP = Philippine pesos

PLN = Polish zloty

RUB = Russian rubles

TRY = Turkish lira

UYU = Uruguayan pesos

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-021-0213O-S32831

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: February 28, 2013